BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Net Sales	$ 2,906.0	$ 2,759.3	$ 2,859.4	$ 2,476.5	$ 2,659.5	$ 2,517.2	$ 2,557.2	$ 2,414.0	$ 11,001.2	$ 10,147.9	$ 9,376.5
Property, plant & equipment	1,485.3				1,329.9				1,485.3	1,329.9	1,140.4
United States
Segment Reporting Disclosure [Line Items]
Net Sales									5,212.6	4,862.9	4,508.5
Property, plant & equipment	619.8				569.2				619.8	569.2	501.5
Canada
Segment Reporting Disclosure [Line Items]
Net Sales									600.3	578.2	547.6
Property, plant & equipment	25.0				19.3				25.0	19.3	19.9
Other Americas
Segment Reporting Disclosure [Line Items]
Net Sales									813.6	805.5	752.5
Property, plant & equipment	84.4				88.5				84.4	88.5	94.8
FRANCE
Segment Reporting Disclosure [Line Items]
Net Sales									704.6	699.1	695.9
Property, plant & equipment	85.3				71.1				85.3	71.1	60.1
Other Europe
Segment Reporting Disclosure [Line Items]
Net Sales									2,529.6	2,419.1	2,172.2
Property, plant & equipment	376.4				329.4				376.4	329.4	264.1
Asia
Segment Reporting Disclosure [Line Items]
Net Sales									1,140.5	783.1	699.8
Property, plant & equipment	$ 294.4				$ 252.4				$ 294.4	$ 252.4	$ 200.0